Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2020 Fund
June 30, 2022
AFF20-NPRT1-0822
1.818359.117
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.11% to 1.75% 9/1/22 to 9/29/22 (b) (Cost $1,256,738)	1,260,000	1,256,205

Domestic Equity Funds - 25.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	3,822,334	48,543,647
Fidelity Advisor Series Growth Opportunities Fund (c)	3,710,520	33,283,367
Fidelity Advisor Series Small Cap Fund (c)	1,995,530	21,292,301
Fidelity Series All-Sector Equity Fund (c)	2,183,173	19,430,238
Fidelity Series Commodity Strategy Fund (c)	4,585,901	22,149,904
Fidelity Series Large Cap Stock Fund (c)	4,592,428	75,178,053
Fidelity Series Large Cap Value Index Fund (c)	600,699	8,097,416
Fidelity Series Opportunistic Insights Fund (c)	3,029,845	44,356,936
Fidelity Series Small Cap Opportunities Fund (c)	2,242,355	25,338,614
Fidelity Series Stock Selector Large Cap Value Fund (c)	4,018,658	47,942,587
Fidelity Series Value Discovery Fund (c)	3,370,412	49,140,613
TOTAL DOMESTIC EQUITY FUNDS (Cost $333,657,247)		394,753,676

International Equity Funds - 25.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,063,654	27,529,145
Fidelity Series Emerging Markets Fund (c)	1,832,039	15,096,004
Fidelity Series Emerging Markets Opportunities Fund (c)	8,318,691	136,093,784
Fidelity Series International Growth Fund (c)	4,706,053	65,837,676
Fidelity Series International Small Cap Fund (c)	1,162,795	17,441,920
Fidelity Series International Value Fund (c)	6,768,614	64,911,011
Fidelity Series Overseas Fund (c)	6,291,519	65,746,375
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $345,567,310)		392,655,915

Bond Funds - 48.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,707,903	26,835,324
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	15,462,227	132,975,154
Fidelity Series Emerging Markets Debt Fund (c)	1,069,449	7,785,589
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	324,570	2,693,931
Fidelity Series Floating Rate High Income Fund (c)	179,959	1,558,448
Fidelity Series High Income Fund (c)	1,038,229	8,378,512
Fidelity Series International Credit Fund (c)	163,150	1,350,878
Fidelity Series International Developed Markets Bond Index Fund (c)	7,082,825	62,541,342
Fidelity Series Investment Grade Bond Fund (c)	41,933,722	431,078,663
Fidelity Series Long-Term Treasury Bond Index Fund (c)	10,653,438	70,951,897
Fidelity Series Real Estate Income Fund (c)	518,495	5,366,426
TOTAL BOND FUNDS (Cost $830,061,449)		751,516,164

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (d)	1,523,187	1,523,492
Fidelity Series Government Money Market Fund 1.18% (c)(e)	13,252,882	13,252,882
Fidelity Series Short-Term Credit Fund (c)	357,777	3,441,818
TOTAL SHORT-TERM FUNDS (Cost $18,325,602)		18,218,192

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,528,868,346)	1,558,400,152
NET OTHER ASSETS (LIABILITIES) - 0.0%	48,359
NET ASSETS - 100.0%	1,558,448,511

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	68	Sep 2022	6,312,440	25,335	25,335
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	91	Sep 2022	4,562,285	(1,271)	(1,271)

TOTAL EQUITY INDEX CONTRACTS					24,064

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	265	Sep 2022	31,410,781	(42,507)	(42,507)

TOTAL PURCHASED					(18,443)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	20	Sep 2022	3,789,500	(35,569)	(35,569)

TOTAL FUTURES CONTRACTS					(54,012)
The notional amount of futures purchased as a percentage of Net Assets is 2.7%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,256,205.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	1,250,869	4,678,490	4,405,867	2,392	-	-	1,523,492	0.0%
Total	1,250,869	4,678,490	4,405,867	2,392	-	-	1,523,492

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	56,599,222	4,518,992	2,467,733	-	(340,955)	(9,765,879)	48,543,647
Fidelity Advisor Series Growth Opportunities Fund	38,815,894	6,896,215	1,704,960	-	(292,897)	(10,430,885)	33,283,367
Fidelity Advisor Series Small Cap Fund	25,690,600	1,360,042	1,234,048	-	(241,906)	(4,282,387)	21,292,301
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20,309,191	10,864,045	4,029,061	-	1,401	(310,252)	26,835,324
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	126,925,574	28,576,416	8,047,197	-	(501,313)	(13,978,326)	132,975,154
Fidelity Series All-Sector Equity Fund	24,276,012	502,903	1,163,915	-	(238,769)	(3,945,993)	19,430,238
Fidelity Series Canada Fund	34,247,494	129,034	2,199,632	-	224,008	(4,871,759)	27,529,145
Fidelity Series Commodity Strategy Fund	27,173,368	477,325	4,416,509	-	576,647	(1,660,927)	22,149,904
Fidelity Series Emerging Markets Debt Fund	9,161,970	146,287	467,086	110,602	(112,250)	(943,332)	7,785,589
Fidelity Series Emerging Markets Debt Local Currency Fund	3,075,117	11,664	154,804	-	(28,957)	(209,089)	2,693,931
Fidelity Series Emerging Markets Fund	17,295,269	572,790	838,910	-	(47,527)	(1,885,618)	15,096,004
Fidelity Series Emerging Markets Opportunities Fund	155,842,052	5,656,817	8,273,877	-	(823,756)	(16,307,452)	136,093,784
Fidelity Series Floating Rate High Income Fund	1,856,440	26,267	225,463	19,406	(23,783)	(75,013)	1,558,448
Fidelity Series Government Money Market Fund 1.18%	37,374,752	116,326	24,238,196	36,187	-	-	13,252,882
Fidelity Series High Income Fund	11,022,652	173,848	1,678,938	134,355	(161,950)	(977,100)	8,378,512
Fidelity Series Inflation-Protected Bond Index Fund	19,991,795	202,241	19,766,045	169,303	476,734	(904,725)	-
Fidelity Series International Credit Fund	1,501,290	9,403	-	9,403	-	(159,815)	1,350,878
Fidelity Series International Developed Markets Bond Index Fund	56,641,000	12,266,071	3,124,207	34,548	(87,456)	(3,154,066)	62,541,342
Fidelity Series International Growth Fund	78,139,643	3,608,164	3,658,876	-	(442,626)	(11,808,629)	65,837,676
Fidelity Series International Small Cap Fund	21,596,458	319,397	1,003,324	-	(269,430)	(3,201,181)	17,441,920
Fidelity Series International Value Fund	79,033,754	1,727,230	6,057,940	-	512,787	(10,304,820)	64,911,011
Fidelity Series Investment Grade Bond Fund	512,504,061	5,242,614	57,795,521	3,083,945	(5,029,091)	(23,843,400)	431,078,663
Fidelity Series Large Cap Stock Fund	89,058,863	2,842,973	4,700,241	-	1,260,504	(13,284,046)	75,178,053
Fidelity Series Large Cap Value Index Fund	9,632,344	60,818	447,361	-	128,973	(1,277,358)	8,097,416
Fidelity Series Long-Term Treasury Bond Index Fund	79,326,622	6,533,453	4,841,404	454,824	(552,064)	(9,514,710)	70,951,897
Fidelity Series Opportunistic Insights Fund	52,305,954	4,806,449	2,284,665	-	(404,048)	(10,066,754)	44,356,936
Fidelity Series Overseas Fund	78,683,012	4,119,576	3,506,073	-	(323,839)	(13,226,301)	65,746,375
Fidelity Series Real Estate Income Fund	6,646,911	102,410	815,149	92,466	46,538	(614,284)	5,366,426
Fidelity Series Short-Term Credit Fund	9,363,105	46,112	5,880,931	23,379	(161,601)	75,133	3,441,818
Fidelity Series Small Cap Opportunities Fund	31,719,066	401,691	1,470,227	-	(213,630)	(5,098,286)	25,338,614
Fidelity Series Stock Selector Large Cap Value Fund	56,843,759	1,598,335	3,989,749	-	553,125	(7,062,883)	47,942,587
Fidelity Series Value Discovery Fund	57,898,184	784,291	4,648,075	-	1,362,529	(6,256,316)	49,140,613
	1,830,551,428	104,700,199	185,130,117	4,168,418	(5,154,602)	(189,346,453)	1,555,620,455

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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